Going concern and risk management policies	6 Months Ended
Jun. 30, 2019
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Going concern and risk management policies
23.	Going concern and risk management policies

In considering going concern and liquidity risk, the Directors have reviewed the Group’s future cash requirements and earnings projections. The Directors believe these forecasts have been prepared on a prudent basis and have also considered the impact of a range of potential changes to trading performance. The Directors have concluded that the Group should be able to operate within its current facilities and comply with its banking covenants for the foreseeable future and therefore believe it is appropriate to prepare the financial statements of the Group on a going concern basis.

At 30 June 2019, the Group has access to £7.8 billion of committed facilities with maturity dates spread over the years 2019 to 2046 as illustrated below:

	Maturity by year
		2019	2020	2021	2022	2023+
	£m	£m	£m	£m	£m	£m
£ bonds £400m (2.875% ’46)	400.0					400.0
US bond $220m (5.625% ’43)	173.2					173.2
US bond $93m (5.125% ’42)	73.1					73.1
Eurobonds €600m (1.625% ’30)	536.9					536.9
Eurobonds €750m (2.25% ’26)	671.1					671.1
Eurobonds €500m (1.375% ’25)	447.4					447.4
US bond $750m (3.75% ’24)	590.8					590.8
Bank revolver ($2,500m ‘24)	1,969.3					1,969.3
Eurobonds €750m (3.0% ’23)	671.1					671.1
US bond $500m (3.625% ’22)	393.9				393.9
Eurobonds €250m (3m EURIBOR + 0.45% ’22)	223.7				223.7
US bond $812m (4.75% ’21)	639.9			639.9
Bank revolver (A$150m ’20, A$370m ‘21)	287.2		82.8	204.4
Eurobonds €250m (3m EURIBOR + 0.32% ’20)	223.7		223.7
Eurobonds €600m (0.75% ’19)	536.9	536.9
Total committed facilities available	7,838.2	536.9	306.5	844.3	617.6	5,532.9
Drawn down facilities at 30 June 2019	6,152.4	536.9	253.0	823.2	617.6	3,921.7
Undrawn committed credit facilities	1,685.8

Given the strong cash generation of the business, its debt maturity profile and available facilities, the Directors believe the Group has sufficient liquidity to match its requirements for the foreseeable future.

Proceeds from the proposed sale of Kantar of $3.1 billion are expected in early 2020. WPP intends to retain approximately 60% of net proceeds to reduce its leverage. The balance of net proceeds will be returned to shareholders.

Treasury management

The Group’s treasury activities are principally concerned with monitoring of working capital, managing external and internal funding requirements and monitoring and managing financial market risks, in particular risks from movements in interest and foreign exchange rates.

The Group’s risk management policies relating to foreign currency risk, interest rate risk, liquidity risk, capital risk and credit risk are presented in the notes to the consolidated financial statements of the 2018 Annual Report on Form 20-F and in the opinion of the Board remain relevant for the remaining six months of the year.